Recent Accounting Developments	12 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Recent Accounting Developments (Expressed in Canadian $000’s except per share amounts)

3.	Recent Accounting Developments

The Company has reviewed recently issued, but not yet adopted, accounting standards in order to determine their impact, if any, on the consolidated financial position, results of operations, and cash flows of the Company. Based on its review, the Company does not believe that any of the proposed accounting standards will have a significant impact on its financial position, results of operations, or cash flows.